Share capital and reserves - Ordinary Shares (Details)											1 Months Ended		12 Months Ended
	Dec. 31, 2019 $ / shares shares	Jun. 19, 2019 shares $ / shares	Jun. 14, 2019 shares	Dec. 31, 2018 $ / shares shares	Jun. 19, 2018 shares	Jun. 14, 2018 shares $ / shares	Jan. 02, 2018 shares	Dec. 31, 2017 shares	Jun. 19, 2017 shares $ / shares	Jun. 16, 2016 shares	Jul. 31, 2019 shares	Sep. 30, 2018 shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 $ / shares shares	Dec. 31, 2017 € / shares shares	Dec. 31, 2016	Dec. 31, 2015 € / shares	Mar. 22, 2019 € / shares	Apr. 11, 2014 shares
Disclosure of classes of share capital [line items]
Number of shares reserved for issue under options and contracts for sale of shares	59,375												59,375							125,000
Reconciliation of number of shares outstanding [abstract]
Percentage increase in dividend price	20.00%						20.00%	20.00%					20.00%
Dividends recognised as distributions to owners per share (in dollars per share) | (per share)	$ 21.7289			$ 21.7289									$ 21.7289	$ 16.7538	$ 11.4824	€ 16.6516		€ 11.4824
Annual Founder Preferred Share Amount last 10 trading days | $ / shares															$ 16.6516
Preference shares, dividend payment terms, weighted average share price, minimum term required														10 days			10 days
Ordinary shares
Disclosure of classes of share capital [line items]
Share dividend issued (in shares)							8,705,890							171,092	8,705,890	8,705,890
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding, beginning balance (in shares)													174,200,000	165,300,000
Shares issued in the period (in shares)													20,300,000	8,900,000
Number of shares outstanding, ending balance (in shares)	194,500,000			174,200,000				165,300,000					194,500,000	174,200,000	165,300,000	165,300,000
Shares Issued, Price Per Share1 | € / shares																			€ 20.00
Initial options [Domain]
Disclosure of classes of share capital [line items]
Number of shares reserved for issue under options and contracts for sale of shares	125,000												125,000
Key Management Personnel Of Entity Or Parent, Non-Executive Director [Member]
Reconciliation of number of shares outstanding [abstract]
Number of other equity instruments exercised or vested in share-based payment arrangement											2,460
Founder Entities [Member] | Ordinary shares
Disclosure of classes of share capital [line items]
Share dividend issued (in shares)													6,421,074
Restricted Stock1 [Member]
Disclosure of classes of share capital [line items]
Number of other equity instruments granted in share-based payment arrangement													166,427
Reconciliation of number of shares outstanding [abstract]
Number of other equity instruments exercised or vested in share-based payment arrangement													85,315
Restricted Stock1 [Member] | Key Management Personnel Of Entity Or Parent, Non-Executive Director [Member]
Disclosure of classes of share capital [line items]
Number of other equity instruments granted in share-based payment arrangement			39,370		32,172				53,498	55,680
Reconciliation of number of shares outstanding [abstract]
Number of other equity instruments exercised or vested in share-based payment arrangement		44,272				53,498			55,680				56,250	9,375
Shares Issued, Price Per Share1 | $ / shares		$ 20.74				$ 17.94			$ 14.38
Liabilities From Share-based Payment Transactions, Shares		12,100				12,312			9,384				400,000
Restricted Stock1 [Member] | Management Award 2016 [Member]
Reconciliation of number of shares outstanding [abstract]
Number of other equity instruments exercised or vested in share-based payment arrangement														294,810
Liabilities From Share-based Payment Transactions, Shares														113,756
Restricted Stock1 [Member] | Management Award 2016 [Member] | Ordinary shares
Reconciliation of number of shares outstanding [abstract]
Number of other equity instruments exercised or vested in share-based payment arrangement												181,054